Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES	MATERIAL ACCOUNTING POLICIES
(a)Business combinations
A business combination is a transaction whereby the Company acquires and obtains control of a set of activities and assets that constitutes a business. A business is an integrated set of activities and assets that consist of inputs and processes, including a substantive process, that when applied to those inputs, have the ability to create or significantly contribute to the creation of outputs that generate investment income or other income from ordinary activities. When acquiring a set of activities and assets in the exploration or development stage, which may not have outputs at the acquisition date, the Company determines whether the set of activities and assets include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. An acquired process is considered substantive when: (i) the acquired process is critical to the ability to develop or convert the acquired inputs into outputs; and (ii) the inputs acquired include both an organized workforce with the necessary skills, knowledge, or experience to perform the process and other inputs that the organized workforce could develop into outputs.
The Company accounts for business combinations using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recognized at their fair values on the acquisition date. The acquisition date is the date on which the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires control of the assets and assumes the liabilities of the acquiree. The consideration transferred is measured at fair value and allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the acquisition date.
In a business combination achieved in stages whereby the Company obtains control of a business that is a joint operation in which it held an interest immediately before the acquisition date, the Company remeasures its share of assets and liabilities of the joint operation immediately before the acquisition date of the business combination at their acquisition-date fair values, and recognizes the resulting gain or loss in net income or loss.
(b)Foreign currency
(i)Foreign currency transactions
Transactions in foreign currencies are initially recognized in the functional currency by applying the exchange rates prevailing at the dates of the transactions. At the end of each reporting period: (i) monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the date of the statement of financial position; and (ii) non-monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate at the date of the transaction, unless the item is measured at fair value, in which case it is translated at the exchange rate in effect at the date when the fair value was determined. Foreign exchange gains and losses are recognized in net income or loss, except for foreign exchange gains and losses relating to financial assets measured at fair value through OCI (“FVOCI”) which are recognized in OCI. Foreign exchange gains and losses are reported on a net basis within other income or expense.
(ii)Foreign currency translation
Prior to November 6, 2024, the Company translated the results and financial position of Greenstone, which had a Canadian dollar functional currency until November 5, 2024, into the Company’s US dollar presentation currency using the following procedures:
•Assets and liabilities were translated at the exchange rate prevailing at the date of the statement of financial position;
•Revenues and expenses were translated at the exchange rates on the dates of the transactions, or at exchange rates that approximate the actual exchange rates, for example, the average exchange rate for the period; and
•Exchange gains and losses on translation were recognized in OCI.
(c)Inventories
Stockpiled ore, heap leach ore, work-in-process and finished goods inventories are measured at the lower of weighted average cost and net realizable value (“NRV”). Costs include the cost of direct labour and materials, mine-site overhead expenses and depreciation and depletion of related mineral properties, plant and equipment. NRV is calculated as the estimated price at the time of expected sale based on prevailing metal prices less estimated future costs to convert the inventories into saleable form and selling costs.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(c)Inventories (continued)
Stockpiled ore inventories represent ore that has been extracted from the mine and is available for further processing. The costs included in stockpiled ore inventories are based on mining costs incurred up to the point of stockpiling the ore and are removed at the weighted average cost as ore is processed.
Heap leach ore inventories represent ore that is being processed through heap leaching. Costs are added to heap leach ore inventories based on mining and leaching costs incurred. Costs are removed from heap leach ore inventories as ounces of recoverable gold are transferred to the plant for further processing based on the average cost per recoverable ounce on the leach pads.
Work-in-process inventories represent ore that is in the process of being converted into finished goods, other than by heap leaching. The costs included in work-in-process inventories represent the weighted average mining cost of ore being processed and the processing costs incurred prior to the refining process.
The average cost of finished goods represents the average cost of work-in-process inventories incurred prior to the refining process, plus applicable refining costs and associated royalties.
Supplies inventories include the costs of consumables, including freight, to be used in operations and is measured at the lower of average cost and NRV, with replacement costs being the typical measure of NRV.
Write-downs of inventories to NRV are included in operating expense in the period of the write-down. A write-down of inventories is reversed in a subsequent period if there is a subsequent increase in the NRV of the related inventories.
(d)Mineral properties, plant and equipment
(i)Mineral properties and construction-in-progress
Mineral properties and construction-in-progress include:
•Costs of acquiring producing and development stage mineral properties;
•Costs reclassified from exploration and evaluation assets;
•Capitalized development costs;
•Construction costs;
•Deferred stripping costs;
•Estimates of reclamation and closure costs; and
•Borrowing costs incurred that are attributable to qualifying mineral properties.
Development costs are those expenditures incurred subsequent to the establishment of economic recoverability, technical feasibility and commercial viability, and after receipt of approval for project expenditures from the Board of Directors. Development and construction costs are capitalized to construction-in-progress until the mine reaches commercial production, at which point the capitalized development and construction costs are reclassified to mineral properties or plant and equipment. Commercial production is the point at which a mine is capable of operating in the manner intended by the Company’s management.
During the production phase of an underground mine, mine development costs incurred to maintain current production are included in operating expense. These costs include the development and access (tunneling) costs of production drifts to develop the ore body in the current production cycle. Development costs incurred to build new shafts, declines and ramps that enable permanent access to underground ore are capitalized.
During the production phase of an open-pit mine, stripping costs incurred, including depreciation of related plant and equipment, that provide improved access to ore that will be produced in future periods and that would not have otherwise been accessible are capitalized as deferred stripping assets. Deferred stripping assets are recognized and included as part of the carrying amount of the related mineral property when the following three criteria are met:
•It is probable that the future economic benefit (improved access to the ore body) associated with the stripping activity will flow to the Company;
•The Company can identify the component of the ore body for which access has been improved; and
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(d)Mineral properties, plant and equipment (continued)
(i)Mineral properties and construction-in-progress (continued)
•The costs relating to the stripping activity associated with that component can be measured reliably.
Capitalized stripping costs are depleted using the units-of-production method over the reserves that directly benefit from the specific stripping activity. Costs incurred for regular waste removal that do not give rise to future economic benefits are included in operating expense.
Mineral properties are carried at cost less accumulated depletion and accumulated impairment losses. Mineral properties are depleted using the units-of-production method over the estimated recoverable ounces, which is the estimated total ounces to be extracted in current and future periods based on proven and probable reserves and, in the case of certain underground mines, certain measured and indicated resources.
(ii)Exploration and evaluation assets
Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes exploratory drilling and sampling, surveying transportation and infrastructure requirements, and gathering exploration data through geophysical studies.
The Company capitalizes direct costs of acquiring resource property interests as exploration and evaluation assets. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.
Exploration and evaluation costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contains proven and probable reserves are expensed as incurred up to the date of establishing that the project is technically feasible and commercially viable, and upon receipt of approval for project expenditures from the Board of Directors. When approval for project expenditures is received, the related capitalized acquisition costs are assessed for impairment and reclassified to mineral properties. If no economically viable ore body is discovered, previously capitalized acquisition costs are expensed in the period that the project is determined to be uneconomical or abandoned.
(iii)Plant and equipment
Plant and equipment are carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of plant and equipment consists of the purchase price, costs directly attributable to bringing the asset to the location and condition necessary for its intended use and, where applicable, borrowing costs.
The carrying amounts of plant and equipment are depreciated to the residual values, if any, using either (i) the straight-line method over the shorter of the estimated useful life of the asset or the life of the mine or (ii) the units-of-production method over the estimated recoverable ounces.
For right-of-use assets that do not include the exercise price of a purchase option in the measurement of the assets, the depreciation period represents the period from lease commencement date to the earlier of the useful life of the underlying asset or the end of the lease term. For right-of-use assets that include the exercise price of a purchase option that the Company is reasonably certain to exercise in the measurement of the assets, the depreciation period is the period from lease commencement date to the end of the useful life of the underlying asset.
The useful lives of plant and equipment are reviewed annually and, if required, adjusted prospectively.
(e)Financial instruments
(i)Recognition and measurement
Financial assets and financial liabilities are initially measured at fair value. Directly attributable transaction costs associated with financial assets and financial liabilities that are subsequently measured at fair value through profit or loss (“FVTPL”) are expensed as incurred, while directly attributable transaction costs associated with all other financial assets and financial liabilities are included in the initial carrying amount of the asset or liability, respectively.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(e)Financial instruments (continued)
(i)Recognition and measurement (continued)
Subsequent to initial recognition, financial assets and financial liabilities are classified and measured as follows:
Financial assets and financial liabilities at amortized cost
Financial assets are classified as and subsequently measured at amortized cost if both of the following criteria are met: (i) the objective of the Company’s business model for managing the financial assets is to collect their contractual cash flows; and (ii) the financial assets’ contractual cash flows represent solely payments of principal and interest on the principal amount outstanding (“SPPI”). Such financial assets include cash and cash equivalents, restricted cash, trade receivables, and other current and non-current receivables. Accounts payable and accrued liabilities, loans and borrowings and other financial liabilities are classified as and subsequently measured at amortized cost.
Finance income or expense for financial assets and financial liabilities, respectively, measured at amortized cost, is recognized using the effective interest method.
For financial assets, the amortized cost includes an adjustment for credit loss allowance, if applicable.
Derivative assets and liabilities at FVTPL
A derivative is defined as having the following characteristics:
•Its value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, or other variable, provided in the case of a non-financial variable that the variable is not specific to a party to the contract;
•It requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and
•It is settled at a future date.
A derivative, other than a derivative that meets the definition of an equity instrument, is initially recognized as a financial asset or financial liability at its fair value on the date the derivative contract is entered into, and the related transaction costs are expensed. The fair values of derivatives are remeasured at the end of each reporting period with changes in fair values recognized in other income or expense.
A derivative that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash in terms of its functional currency or another financial asset is classified and presented as an equity instrument, rather than a financial liability.
Non-derivative financial assets at FVTPL
Non-derivative financial assets are classified as and subsequently measured at FVTPL, with changes in fair values recognized in net income or loss, if they are not held within a business model whose objective includes collecting the financial assets’ contractual cash flows or the contractual cash flows of the financial assets do not represent SPPI.
Marketable securities that the Company has not elected to measure at FVOCI, and the convertible note receivable included in other non-current assets, are classified as and subsequently measured at FVTPL.
Equity investments at FVOCI
On initial recognition, the Company may irrevocably elect to classify investments in equity instruments as investments measured at FVOCI (on an individual instrument basis) and present subsequent changes in the fair value of these investments in OCI. The cumulative gain or loss recognized in OCI is reclassified to retained earnings or deficit upon disposition of the investment in equity instrument.
The Company has elected to measure certain of its marketable securities and investment in Versamet that it intends to hold for strategic purposes at FVOCI and present subsequent changes in the fair values of the investments in OCI.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(e)Financial instruments (continued)
(i)Recognition and measurement (continued)
Compound financial instruments
The Company’s convertible notes issued are compound financial instruments consisting of a financial liability, and a conversion option that represents the holder’s right to convert the liability into a fixed number of the Company’s common shares which is classified as equity.
On initial recognition, the financial liability component is measured at fair value, calculated as the present value of the contractual principal and interest payments over the term of the instrument. The equity component is measured at the residual amount, calculated as the difference between the fair value of the compound financial instrument as a whole and fair value of the financial liability component. Directly attributable transaction costs are allocated to the financial liability and equity components in proportion to their initial carrying amounts.
The financial liability component is subsequently measured at amortized cost. The equity component is not subsequently remeasured. Upon conversion of a convertible note, the carrying amount of the financial liability is reclassified to equity with no gain or loss recognized.
(ii)Modification of contractual cash flows
An exchange of financial instruments with substantially different terms or a substantial modification of the terms of a financial instrument is accounted for as a derecognition of the existing financial instrument and the recognition of a new financial instrument. Modifications of multiple financial instruments held by the same party that are entered into at the same time and in contemplation of each other are assessed together as one modification agreement.
For financial liabilities, terms are considered substantially different when the present value of contractual cash flows under the new terms discounted using the original effective interest rate (“EIR”) is at least 10% different from the present value of the remaining contractual cash flows under the original terms.
For compound instruments, the Company performs a quantitative and qualitative assessment to determine whether a modification of the terms is considered a substantial modification. A quantitative assessment is performed on the modification of the liability component as described above. A qualitative assessment is performed on the modification of the whole compound instrument which includes considering the effects of the modification on the equity component and determining whether the change in fair value of the equity component as of the date of modification as compared to the sum of the fair values of the liability and equity components immediately prior to modification is greater than 10%.
For financial assets, the Company performs a quantitative and qualitative assessment to determine whether a modification of terms is considered a substantial modification. Terms are considered substantially modified when the present value of expected cash flows under the new terms discounted using the original EIR is at least 10% different from the present value of the expected cash flows under the original terms, after considering the expected credit losses. When a financial asset has been modified such that the modified financial asset would be classified differently from the original financial asset, which includes a reassessment of whether the SPPI criterion of measuring a financial asset at amortized cost is met, the modification is considered substantial.
When the contractual cash flows of a financial asset or financial liability are renegotiated or otherwise modified and the renegotiation or modification does not result in the derecognition of the financial asset or financial liability, the Company recalculates the gross carrying amount of the financial asset or financial liability and recognizes a modification gain or loss in net income or loss. The gross carrying amount of the financial asset or financial liability is calculated as the present value of the modified contractual cash flows discounted using the original EIR of the financial asset or financial liability.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(e)Financial instruments (continued)
(iii)Contracts to buy or sell a non-financial item
A contract to buy or sell a non-financial item that can be settled net in cash or another financial instrument is accounted for as a derivative financial instrument unless the contract was entered into and continues to be held for the purpose of the receipt or delivery of the non-financial item in accordance with the Company’s expected purchase, sale or usage requirements. The criteria for net settlement in cash or another financial instrument is met when: (a) the terms of the contract permit either party to settle net in cash or another financial instrument; (b) the Company has a practice of settling similar contracts net in cash or another financial instrument; (c) the Company has a practice of taking delivery of the underlying non-financial item and selling it within a short period after delivery for the purpose of generating a profit from short-term fluctuations in price; or (d) the non-financial item is readily convertible to cash.
(f)Impairment
(i)Non-financial assets and investments in associates
The carrying amounts of the Company’s non-financial assets, including mineral properties, plant and equipment, and investments in associates are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.
The recoverable amount of an asset is the higher of its value in use and fair value less costs of disposal (“FVLCOD”). In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. FVLCOD is the amount obtainable from the sale of the asset in an arm’s length transaction between knowledgeable, willing parties, less costs of disposal. When a binding sale agreement is not available, the FVLCOD is estimated using a discounted cash flow approach with inputs and assumptions consistent with those expected to be used by a market participant. For the purposes of impairment testing, assets are assessed on an individual asset basis when applicable or grouped together into the smallest group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets (the cash generating unit or “CGU”). This generally results in the Company identifying each mine or development project as a separate CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses are recognized in net income or loss. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of the recoverable amount. An impairment loss is reversed through net income or loss to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of any applicable depreciation and depletion, if no impairment loss had been recognized.
(ii)Financial assets
The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for a financial asset measured at amortized cost is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the credit risk on a financial asset measured at amortized cost, other than a trade receivable, has not increased significantly since initial recognition, the loss allowance for the financial asset is measured at an amount equal to the 12-month expected credit losses. For trade receivables, the Company measures the loss allowance at an amount equal to the lifetime expected credit losses.
For a financial asset that becomes credit-impaired, the Company measures the expected credit losses as the difference between the gross carrying amount of the financial asset and the present value of the estimated future cash flows discounted at the financial asset’s original EIR. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
The Company recognizes the amount of expected credit losses (or reversal) required to adjust the loss allowance to the required amount at each reporting date as an impairment loss (or gain) in net income or loss.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(g)Provisions
A provision is recognized when the Company has a present legal or constructive obligation as a result of a past event and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are calculated based on the expected future cash flows discounted, if material, at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability.
The Company is subject to environmental laws and regulations. A provision for reclamation and closure costs is recognized at the time the legal or constructive obligation first arises, which is generally the time that the environmental disturbance occurs. The provision is calculated as the present value of the expenditures required to settle the obligation. Upon initial recognition of the provision, a corresponding amount is added to the carrying amount of the related mineral property and is amortized using the same method as applied to the related asset. Following the initial recognition of the provision, the carrying amount is increased for the unwinding of the discount and adjusted for actual expenditures and changes to the discount rate and the amount or timing of future cash flows required to settle the obligation. The unwinding of the discount is recognized as finance expense in net income or loss while the effect of the changes to the discount rate and the amount or timing of cash flows are recognized as an adjustment to the carrying amount of the related mineral property.
(h)Leases
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less accumulated depreciation and accumulated impairment losses and adjusted for remeasurements of the lease liability. The cost of the right-of-use asset includes the amount of the initial measurement of the lease liability and any lease payments made at or before the commencement date.
The lease liability is initially measured at the present value of the lease payments during the lease term that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease term is the non-cancellable period of a lease together with periods covered by extension options that the Company is reasonably certain to exercise, and periods covered by termination options that the Company is reasonably certain not to exercise. The incremental borrowing rate reflects the rate of interest that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.
The lease liability is subsequently increased by the interest on the lease liability, measured using the discount rate, and decreased by lease payments made. The lease liability is remeasured using an unchanged discount rate when there is a change in future lease payments arising from a change in an index or rate. The lease liability is remeasured using a revised discount rate when there is a change in future lease payments resulting from changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets, leases with lease terms that are less than 12 months, and arrangements for the Company’s use of land to explore, develop, produce or otherwise use the mineral resource contained in that land. Payments associated with these arrangements are instead recognized as an expense on a straight-line basis over the term of the arrangement.
The Company presents right-of-use assets in the same line item as it presents underlying assets of the same nature that it owns. The Company presents lease liabilities in other liabilities in the consolidated statement of financial position.
(i)Share-based payments
(i)Equity-settled share-based payments
The grant-date fair values of equity-settled restricted share units (“RSUs”) and restricted share units with performance-based vesting conditions (“pRSUs”) are recognized as share-based compensation expense over the vesting period, with a corresponding increase to shareholders’ equity within reserves.

3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(i)Share-based payments (continued)
(i)Equity-settled share-based payments (continued)
For equity-settled RSUs and pRSUs with non-market vesting conditions, which include the completion of a specified service period and the achievement of non-market performance conditions, the Company estimates the grant-date fair value based on the quoted price of the Company’s common shares on the date of grant. The amount recognized as an expense over the vesting period is based on management’s best estimate of the number of equity instruments expected to vest. The cumulative amount expensed is adjusted at the end of each reporting period to reflect changes in the number of instruments expected to vest and the expected vesting period based on expected performance.
For equity-settled pRSUs with market vesting conditions, the Company estimates the grant-date fair value using the Monte Carlo method to project the Company’s performance and the performance of the relevant market index against which the Company’s performance is compared.
(ii)Cash-settled share-based payments
The fair values of cash-settled share-based payments are recognized as share-based compensation expense over the vesting period, with a corresponding increase to liabilities. The liabilities for cash-settled share-based payments are remeasured at the end of each reporting period and at the date of settlement, with changes in fair values recognized in net income or loss for the period.
The Company’s cash-settled share-based payments consist of deferred share units (“DSUs”), certain RSUs and certain pRSUs. The fair values of cash-settled DSUs and RSUs are estimated based on the quoted market price of the Company’s common shares. The fair values of cash-settled pRSUs are based on the quoted market price of the Company’s common shares and projected performance.
(j)Revenue recognition
Revenue is principally generated from the sale of gold bullion with each shipment considered as a separate performance obligation. The Company recognizes revenue at the point when the customer obtains control of the product. Control is transferred when title has passed to the customer, the customer has assumed the significant risks and rewards of ownership of the asset and the Company has the present right to payment for the delivery of the gold bullion.
The Company’s gold prepay transactions and gold purchase and sale arrangement under which it received upfront cash prepayments in exchange for delivering a specified number of gold ounces over a specified delivery period are held for the purpose of delivery of gold in accordance with the Company’s expected sale requirements and are accounted for as contracts with customers. The Company’s obligation under the gold stream arrangement assumed as part of the Greenstone Acquisition (the “Stream Arrangement”) is also accounted for as a contract with a customer. The cash prepayments received under the gold prepay transactions and gold purchase and sale arrangement and the fair value of the Company’s obligation under the Stream Arrangement on the acquisition date are recognized as deferred revenue and amortized to net income or loss as revenue at the time of each gold delivery on a per ounce basis based on the total number of gold ounces required to be delivered and the total transaction price.
The transaction price represents the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods to the customer. The transaction price for each gold prepay transaction and gold purchase and sale arrangement was estimated at the contract inception date based on estimated future gold prices over the delivery period. Certain of the contracts contain variable consideration based on the spot price of gold at the time of delivery. For contracts containing variable consideration, the estimated transaction price is updated to reflect the spot price of gold at the time of delivery with the change in transaction price recognized as revenue in the period the gold is delivered.
The transaction price for the Stream Arrangement was estimated at the acquisition date based on estimated future gold prices. The Stream Arrangement contains variable consideration based on the spot price of gold at the time of delivery and number of total ounces to be delivered based on Greenstone’s life-of-mine (“LOM”) plan. The transaction price is updated to reflect the spot price of gold at the time of each delivery with the change in transaction price recognized as revenue in the period the gold is delivered. When there is a change in Greenstone’s LOM plan, the estimated transaction price is updated and re-allocated to the total number of ounces expected to be delivered under the Stream Arrangement, which results in an adjustment to the cumulative revenue recognized in the period in which the change is made.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(j)Revenue recognition (continued)
The difference between the estimated transaction price and the amount recognized as deferred revenue represents the financing component. The carrying amount of deferred revenue is increased to the estimated transaction price using the effective interest method, with a corresponding expense recognized in finance expense.
(k)Borrowing costs
Borrowing costs that are directly attributable to the acquisition and construction or development of a qualifying asset are capitalized as part of the cost of the asset when it is probable that they will result in future economic benefits to the Company and the costs can be measured reliably. Management applies judgement on a case-by-case basis to determine whether an asset is a qualifying asset, which is defined as an asset that necessarily takes a substantial period of time to get ready for its intended use. Other borrowing costs are recognized as finance expense in the period in which they are incurred.
Capitalization of borrowing costs commences when the Company (i) incurs capitalized expenditures for the asset that have resulted in the payment of cash, transfer of other assets or the assumption of interest-bearing liabilities; (ii) incurs borrowing costs; and (iii) undertakes activities that are necessary to prepare the asset for its intended use. Capitalization of borrowing costs ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use are complete. To the extent that the Company borrows funds specifically for the purpose of obtaining a qualifying asset, the amount of borrowing costs eligible for capitalization is the actual net borrowing costs incurred on that borrowing during the period. To the extent that the Company borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the amount of borrowing costs eligible for capitalization is determined by applying a capitalization rate to the cumulative expenditures on that asset. The capitalization rate is calculated as the weighted average of the borrowing costs applicable to all borrowings of the Company, other than specific borrowings, that are outstanding during the period.
(l)Income taxes
Income tax expense or recovery is recognized in net income or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax expense or recovery is the expected income taxes payable or receivable in respect of the taxable income or loss for the period, measured using tax rates that are enacted or substantively enacted at the reporting date, plus any adjustments recognized during the period for current tax related to prior periods.
Temporary differences are differences between the carrying amounts of assets and liabilities in the statement of financial position and the amounts attributed to the assets and liabilities for tax purposes. Deferred income tax liabilities are recognized for taxable temporary differences, except when the deferred tax liability arises from the initial recognition of assets or liabilities in a transaction that (i) is not a business combination; (ii) at the time of the transaction, affects neither accounting nor taxable income or loss; and (iii) at the time of the transaction does not give rise to equal taxable and deductible temporary differences. In addition, deferred income tax liabilities are not recognized for taxable temporary differences relating to investments in subsidiaries to the extent that the Company can control the timing of the reversal of the temporary differences, and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets are recognized for deductible temporary differences and the carryforward of unused tax losses and unused tax credits to the extent that it is probable that future taxable income will be available against which the deductible temporary differences and the carryforward of unused tax losses and unused tax credits can be utilized, unless the deferred tax asset arises from the initial recognition of assets or liabilities in a transaction that (i) is not a business combination; (ii) at the time of the transaction, affects neither accounting nor taxable income or loss; and (iii) at the time of the transaction does not give rise to equal taxable and deductible temporary differences. In addition, deferred income tax assets are recognized for deductible temporary differences arising from investments in subsidiaries only to the extent that it is probable that the temporary difference will reverse in the foreseeable future. The Company reassesses unrecognized deferred income tax assets at the end of each reporting period and recognizes a previously unrecognized deferred income tax asset to the extent that it has become probable that future taxable income will allow the deferred income tax asset to be recovered.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(l)Income taxes (continued)
The Company is subject to a global minimum top-up tax (referred to as “Pillar Two”). The Company has applied the temporary mandatory relief from recognizing deferred tax assets and liabilities arising from Pillar Two legislation that are enacted or substantively enacted at the reporting date and accounts for Pillar Two income taxes, if any, as current tax expense in the period they are incurred.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the underlying temporary differences in the period when they reverse based on tax rates that are enacted or substantively enacted at the reporting date.
Current income tax assets and liabilities are offset when the Company has a legally enforceable right to offset the amounts recognized and intends either to settle the amounts on a net basis or to realize the assets and settle the liabilities simultaneously. Deferred income tax assets and liabilities are offset when the Company has a legally enforceable right to offset the amounts recognized and the amounts relate to income taxes levied by the same taxation authority on either the same taxable entity, or different taxable entities which intend either to settle the amounts on a net basis or to realize the assets and settle the liabilities simultaneously.
When there is uncertainty over income tax treatments, the Company assesses whether it is probable that the relevant taxation authority will accept the uncertain tax treatment. This assessment affects the amount of income tax expense or recovery recognized by the Company. If the Company concludes that it is not probable that a taxation authority will accept the uncertain tax treatment, the effect of the uncertain tax treatment is reflected in the determination of the Company’s income tax expense or recovery based on the most likely amount or, if there are a wide range of possible outcomes, the expected value of the liability.
(m)Net income (loss) per share
Basic net income (loss) per share (“EPS”) is calculated by dividing the net income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the net income or loss attributable to common shareholders and the weighted average number of shares outstanding for the effects of dilutive potential common shares, which comprise equity-settled RSUs and pRSUs, stock options, and convertible notes. Contingently issuable shares under the Company’s outstanding pRSUs are included in the diluted EPS calculation based on the number of shares that would be issuable if the reporting date were the end of the contingency period. The dilutive effect of stock options assumes that the proceeds from potential exercise of the instruments are used to repurchase the Company’s common shares at the average market price for the period. Stock options are dilutive and included in the diluted EPS calculation to the extent exercise prices are below the average market price of the Company’s common shares. The dilutive effect of convertible notes reflects the number of shares that would be issued on conversion of the notes. For the purpose of calculating diluted EPS, dilutive potential common shares are deemed to have been converted into common shares at the beginning of the period or, if later, the date the potential common shares are issued.
(n)Contingencies
Contingent assets and contingent liabilities are not recognized in the consolidated financial statements. Contingent assets and contingent liabilities are possible assets or possible obligations, respectively, that arise from past events and the existence of which will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company. A contingent liability can also be a present obligation that arises from past events but is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation.
Contingent assets and contingent liabilities are assessed at the end of each reporting period to ensure developments are appropriately reflected in the consolidated financial statements. When it becomes probable that an outflow of future economic benefits will be required to settle a present obligation previously accounted for as a contingent liability, a provision is recognized in the consolidated financial statements of the period in which the change occurs. When it has become virtually certain that an inflow of economic benefits will arise, the asset and related income are recognized in the consolidated financial statements of the period in which the change occurs.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(o)Amended IFRS standard effective January 1, 2024
In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1), which amended IAS 1, Presentation of Financial Statements (“IAS 1”) to clarify the requirements for presenting liabilities in the statement of financial position as current or non-current. In October 2022, the IASB issued Non-current Liabilities with Covenants, which amended IAS 1 to expand the information an entity provides when its right to defer settlement of a liability for at least 12 months after the reporting period is subject to compliance with covenants and to clarify how such compliance affects the classification of the liability as current or non-current.
For a liability to be classified as non-current, the amendments removed the requirement for the Company’s right to defer settlement of a liability for at least 12 months after the reporting period to be ‘unconditional’ and instead require that the Company’s right must exist at the end of the reporting period. In addition, the amendments clarify that: (a) classification is unaffected by management’s intentions or expectations about whether the Company will exercise its right to defer settlement; (b) for loan arrangements that are subject to covenants, only covenants that the Company must comply with on or before the reporting date affect the classification of a liability as current or non-current at such date; (c) if the Company’s right to defer settlement is subject to the Company complying with covenants on or before the reporting date, such covenants affect whether the Company’s right exists at the end of the reporting period even if compliance with the covenant is assessed only after the reporting period; and (d) the term settlement includes the transfer of the Company’s own equity instruments to the counterparty that results in the extinguishment of the liability, except when the settlement of the liability with the Company transferring its own equity instruments is at the option of the counterparty and such option has been classified as an equity instrument, separate from the host liability.
The amendments also require new disclosures for non-current liabilities that are subject to future covenants to help users understand the risk that those liabilities could become repayable within 12 months after the reporting date. The required annual disclosures include (i) the nature of the covenants; (ii) when the Company is required to comply with the covenants; (iii) the carrying amounts of the related liabilities; and (iv) facts and circumstances, if any, that indicate the Company may have difficulty complying with the covenants.
The Company applied the above amendments effective January 1, 2024. The initial application of the amendments on January 1, 2024 did not have any impact on the classification of the Company’s liabilities. The Company has disclosed, in note 13(a), the required information relating to covenants to which it must comply in respect of its credit facility, which is classified as non-current at December 31, 2024.
(p)New and amended IFRS standards not yet effective
(i)Amendments to the classification and measurement of financial instruments
In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”). Under the current IFRS 9 standard, the Company derecognizes a financial liability when it is extinguished, which is when the obligation specified in the contract is discharged or cancelled or expires. The amendments to IFRS 9 introduced an election that permits the Company, when settling a financial liability or part of a financial liability in cash using an electronic payment system, to deem the financial liability, or part of it, to be discharged before the settlement date if the Company has initiated a payment instruction that resulted in: (a) the Company having no practical ability to withdraw, stop or cancel the payment instruction; (b) the Company having no practical ability to access the cash to be used for settlement as a result of the payment instruction; and (c) the settlement risk associated with the electronic payment system being insignificant. The amendments clarify that unless the above election applies, a financial liability is derecognized on the settlement date, which is the date on which the liability is extinguished because the obligation specified in the contract is discharged or cancelled or expires.
The amendments to IFRS 7 amended the disclosure requirements for investments in equity instruments designated at FVOCI to include separate disclosure of the change in fair values presented in OCI of investments derecognized during the reporting period and investments held at the end of the reporting period.
The amendments to IFRS 9 and IFRS 7 are effective for the Company’s annual reporting period beginning on January 1, 2026. Earlier application is permitted. The Company is in the process of assessing the impact of the amendments on the Company’s consolidated financial statements.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(p)New and amended IFRS standards not yet effective (continued)
(ii)Presentation and disclosure in financial statements
In April 2024, the IASB issued a new standard, IFRS 18, Presentation and Disclosure in Financial Statements (“IFRS 18”), which replaces IAS 1, Presentation of Financial Statements. IFRS 18 sets out requirements for the presentation of information in the primary financial statements and disclosure of information in the notes to the primary financial statements. IFRS 18 introduces the following new requirements: (a) classifying income and expenses included in the statement of income or loss into one of the following five categories: operating, investing, financing, discontinued operations and income tax; (b) presenting subtotals for operating income or loss, and income or loss before financing and income taxes, which includes all income and expenses classified in the investing category, in the statement of income or loss; and (c) disclosure of management-defined performance measures in the notes to the primary financial statements. IFRS 18 also adds new principles for aggregation and disaggregation of information presented in the primary financial statements or disclosed in the notes to the primary financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is in the process of assessing the impact of IFRS 18 on the Company’s consolidated financial statements.